FINANCIAL RISK MANAGEMENT - Liquidity risk maturity profile (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Maturity profile of the Group's financial liabilities
Financial liabilities, undiscounted cash flows (inflows)	$ 15,639	$ 14,907
Related derivative financial instruments assets (inflows) outflows	(5)	(2)
Total financial liabilities net of derivative assets	15,634	14,905
Bank loans and bonds
Maturity profile of the Group's financial liabilities
Financial liabilities, undiscounted cash flows (inflows)	13,735	12,754
Derivatives - gross cash inflows
Maturity profile of the Group's financial liabilities
Financial liabilities, undiscounted cash flows (inflows)	(98)	(451)
Derivatives - gross cash outflows
Maturity profile of the Group's financial liabilities
Financial liabilities, undiscounted cash flows (inflows)	107	497
Trade and other payables
Maturity profile of the Group's financial liabilities
Financial liabilities, undiscounted cash flows (inflows)	1,523
Trade and other payables and dividend payables
Maturity profile of the Group's financial liabilities
Financial liabilities, undiscounted cash flows (inflows)		1,744
Other financial liabilities
Maturity profile of the Group's financial liabilities
Financial liabilities, undiscounted cash flows (inflows)	62	73
Warid non-controlling interest put option liability
Maturity profile of the Group's financial liabilities
Financial liabilities, undiscounted cash flows (inflows)	310	290
Derivatives - gross cash inflows
Maturity profile of the Group's financial liabilities
Related derivative financial instruments assets (inflows) outflows	(275)	(29)
Derivatives - gross cash outflows
Maturity profile of the Group's financial liabilities
Related derivative financial instruments assets (inflows) outflows	270	27
Less than 1 year
Maturity profile of the Group's financial liabilities
Financial liabilities, undiscounted cash flows (inflows)	3,377	5,346
Related derivative financial instruments assets (inflows) outflows	(5)	(2)
Total financial liabilities net of derivative assets	3,372	5,344
Less than 1 year | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Financial liabilities, undiscounted cash flows (inflows)	1,862	3,529
Less than 1 year | Derivatives - gross cash inflows
Maturity profile of the Group's financial liabilities
Financial liabilities, undiscounted cash flows (inflows)	(37)	(451)
Less than 1 year | Derivatives - gross cash outflows
Maturity profile of the Group's financial liabilities
Financial liabilities, undiscounted cash flows (inflows)	29	495
Less than 1 year | Trade and other payables
Maturity profile of the Group's financial liabilities
Financial liabilities, undiscounted cash flows (inflows)	1,523
Less than 1 year | Trade and other payables and dividend payables
Maturity profile of the Group's financial liabilities
Financial liabilities, undiscounted cash flows (inflows)		1,744
Less than 1 year | Other financial liabilities
Maturity profile of the Group's financial liabilities
Financial liabilities, undiscounted cash flows (inflows)		29
Less than 1 year | Derivatives - gross cash inflows
Maturity profile of the Group's financial liabilities
Related derivative financial instruments assets (inflows) outflows	(275)	(29)
Less than 1 year | Derivatives - gross cash outflows
Maturity profile of the Group's financial liabilities
Related derivative financial instruments assets (inflows) outflows	270	27
Between 1 and 3 years
Maturity profile of the Group's financial liabilities
Financial liabilities, undiscounted cash flows (inflows)	4,491	3,943
Total financial liabilities net of derivative assets	4,491	3,943
Between 1 and 3 years | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Financial liabilities, undiscounted cash flows (inflows)	4,141	3,897
Between 1 and 3 years | Derivatives - gross cash inflows
Maturity profile of the Group's financial liabilities
Financial liabilities, undiscounted cash flows (inflows)	(49)
Between 1 and 3 years | Derivatives - gross cash outflows
Maturity profile of the Group's financial liabilities
Financial liabilities, undiscounted cash flows (inflows)	27	2
Between 1 and 3 years | Other financial liabilities
Maturity profile of the Group's financial liabilities
Financial liabilities, undiscounted cash flows (inflows)	62	44
Between 1 and 3 years | Warid non-controlling interest put option liability
Maturity profile of the Group's financial liabilities
Financial liabilities, undiscounted cash flows (inflows)	310
Between 3 and 5 years
Maturity profile of the Group's financial liabilities
Financial liabilities, undiscounted cash flows (inflows)	4,997	2,308
Total financial liabilities net of derivative assets	4,997	2,308
Between 3 and 5 years | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Financial liabilities, undiscounted cash flows (inflows)	4,958	2,018
Between 3 and 5 years | Derivatives - gross cash inflows
Maturity profile of the Group's financial liabilities
Financial liabilities, undiscounted cash flows (inflows)	(12)
Between 3 and 5 years | Derivatives - gross cash outflows
Maturity profile of the Group's financial liabilities
Financial liabilities, undiscounted cash flows (inflows)	51
Between 3 and 5 years | Warid non-controlling interest put option liability
Maturity profile of the Group's financial liabilities
Financial liabilities, undiscounted cash flows (inflows)		290
More than 5 years
Maturity profile of the Group's financial liabilities
Financial liabilities, undiscounted cash flows (inflows)	2,774	3,310
Total financial liabilities net of derivative assets	2,774	3,310
More than 5 years | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Financial liabilities, undiscounted cash flows (inflows)	$ 2,774	$ 3,310